INVESTMENTS IN AFFILIATED FUNDS - INVESTMENTS IN AFFILIATED FUNDS (Details)	1 Months Ended		12 Months Ended
	Jul. 31, 2017 USD ($)	Apr. 30, 2016 USD ($)	Dec. 31, 2017 USD ($) fund	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Financial information by fund
Number of underlying funds | fund			5
Investment purchases			$ 15,020,000
Proceeds from investment sales			45,186,987
Fair Value			43,966,696	$ 68,779,867
Profit (Loss)			5,353,816	(4,216,929)	$ (10,691,396)
Cost as of date			41,142,989	77,057,266
Management Fees			$ 1,693,232	$ 2,875,987	$ 4,070,605
Minimum
Financial information by fund
Percentage of Members' Capital			3.00%
Maximum
Financial information by fund
Percentage of Members' Capital			25.00%
Affiliated Funds
Financial information by fund
Percentage of Members' Capital			61.29%	59.84%
Fair Value			$ 43,966,696	$ 68,779,867
Profit (Loss)			5,353,816	(4,216,929)
Cost as of date			41,142,989	77,057,266
Management Fees			751,853	1,327,717
Performance Fees			$ 256,203	$ 306,066
Blakeney
Financial information by fund
Percentage of Members' Capital			17.67%	11.13%
Fair Value			$ 12,668,793	$ 12,788,895
Profit (Loss)			1,809,898	(15,627)
Cost as of date			11,426,766	13,427,752
Management Fees			241,153	405,674
Performance Fees			$ 138,258	$ 178,465
Campbell
Financial information by fund
Percentage of Members' Capital			10.11%	9.33%
Fair Value			$ 7,252,364	$ 10,721,283
Profit (Loss)			1,101,081	(3,135,990)
Cost as of date			6,970,719	13,028,816
Management Fees			155,918	356,382
Performance Fees			26,590	8,285
Carlisle
Financial information by fund
Proceeds from investment sales		$ 8,826,829
Profit (Loss)				713,644
Management Fees				35,154
Performance Fees				$ 119,723
CCP Core Macro
Financial information by fund
Percentage of Members' Capital				10.12%
Proceeds from investment sales	$ 10,741,987
Fair Value				$ 11,633,446
Profit (Loss)			388,541	(425,212)
Cost as of date				12,743,445
Management Fees			$ 92,403	176,762
Performance Fees				$ (407)
Century CAT
Financial information by fund
Percentage of Members' Capital			12.06%	12.32%
Fair Value			$ 8,654,545	$ 14,163,692
Profit (Loss)			1,000,853	(2,881,308)
Cost as of date			7,604,846	16,787,646
Management Fees			$ 76,655	$ 93,602
Quantica MF
Financial information by fund
Percentage of Members' Capital			12.35%	8.64%
Fair Value			$ 8,860,115	$ 9,934,794
Profit (Loss)			1,960,321	1,510,060
Cost as of date			7,735,745	10,088,625
Management Fees			102,447	$ 143,688
Performance Fees			$ 91,355
Silver
Financial information by fund
Percentage of Members' Capital			9.10%	8.30%
Fair Value			$ 6,530,879	$ 9,537,757
Profit (Loss)			(906,878)	17,504
Cost as of date			7,404,913	10,980,982
Management Fees			$ 83,277	$ 116,455